Acquisitions (Tables)	12 Months Ended	9 Months Ended
	Dec. 31, 2011	Sep. 30, 2012 Surgical laser equipment service provider	Sep. 30, 2012 Florida-based laser surgical laser equipment service provider	Sep. 30, 2012 Surgical Services (previously, Emergent Group)
Acquisitions
Schedule of purchase price allocation

(in thousands)	April 1, 2011
Cash and cash equivalents	$1,480
Accounts receivable	4,517
Deferred income taxes	1.868
Inventories	1,222
Other current assets	1,403
Medical equipment	7,540
Property and equipment	234
Intangible assets	22,150
Other assets	79

Total identifiable assets	40,493

Accounts payable	1,972
Accrued expenses	1,905
Other liabilites	1,618
Deferred income taxes	9,523
Capital leases	4,763

Total liabilities assumed	19,781

Net identifiable assets acquired	20,712
Non controlling interests	(379)
Goodwill	39,686

Net assets acquired	$60,019

(In millions)	July 9, 2012
Net working capital	$0.6
Property and equipment	1.1
Goodwill	1.2
Intangible assets	2.4
Debt	(1.0)
Total purchase price	$4.3

(In millions)	January 3, 2012
Net working capital	$0.4
Property and equipment	5.4
Goodwill	8.4
Intangible assets	5.3
Deferred tax liability	(3.4)
Debt	(3.2)
Total purchase price	$12.9

Schedule of revenue and net income of acquiree included in consolidated statements of operations

(in thousands)	Revenue and income included in the consolidated statements of operations from April 1, 2011 to December 31, 2011
Revenue	$25,421
Net income attributable to Universal Hospital Services, Inc.	(1,805)

	Revenue and income included in the Consolidated Statements of Operations from:
(in thousands)	April 1, 2012 to September 30, 2012	January 1, 2012 to September 30, 2012	April 1, 2011 to September 30, 2011
Revenue	$25,804	$37,645	$16,461
Net income (loss) attributable to Surgical Services	$(1,848)	(1,940)	603

Schedule of supplemental pro forma information

(in thousands)	Year Ended December 31, 2011
Pro forma consolidated results
Revenue	$362,985
Net loss attributable to Universal Hospital Services, Inc.	(20,339)

(in thousands)	Year Ended December 31, 2010
Pro forma consolidated results
Revenue	$341,717
Net loss attributable to Universal Hospital Services, Inc.	(34,096)

Nine Months Ended
(in thousands)	September 30, 2011
Revenue	$267,043
Net loss attributable to Universal Hospital Services, Inc.	(16,027)